CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred Stock Series C convertible preferred stock	Preferred Stock Series D Mirroring Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2021				$ 622,399	$ (577,973)	$ (92)	$ 44,334
Balance (in shares) at Dec. 31, 2021	95,388		6,149
Changes in Stockholders' (Deficit) Equity
Net loss					(46,214)		(46,214)
Other comprehensive income, net of tax						4	4
Series D Mirroring preferred stock issued (in shares)		2,500
Series D Mirroring preferred stock canceled (in shares)		(2,500)
Stock compensation				2,087			2,087
Cancellation of common stock (in shares)			(346)
Common stock purchased				639			639
Common stock purchased (in shares)			826
Issuance of stock from RSUs (in shares)			369
Issuance of stock for bonuses				318			318
Issuance of stock for bonuses (in shares)			497
Exercise of warrants				2,493			2,493
Exercise of warrants (in shares)			1,460
Balance at Dec. 31, 2022				627,936	(624,187)	(88)	3,661
Balance (in shares) at Dec. 31, 2022	95,388		8,955
Changes in Stockholders' (Deficit) Equity
Net loss					(11,387)		(11,387)
Issuance of common stock pursuant to reverse stock split (in shares)			318
Stock compensation				766			766
Common stock purchased				10,140			10,140
Common stock purchased (in shares)			55,973
Equity issuance costs				(653)			(653)
Issuance of stock from RSUs (in shares)			44
Exercise of warrants				4,136			4,136
Exercise of warrants (in shares)			339,147
Balance at Dec. 31, 2023				$ 642,325	$ (635,574)	$ (88)	$ 6,663
Balance (in shares) at Dec. 31, 2023	95,388		404,437